Schedule of Investments
(unaudited)
January 31, 2025
BlackRock Emerging Markets ex-China Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Brazil — 10.7%
Azzas 2154 SA ............... 9,533 $ 55,837
Cyrela Brazil Realty SA
Empreendimentos e Participacoes 43,920 153,163
ERO Copper Corp.
(a)
........... 4,499 60,240
Ez Tec Empreendimentos e
Participacoes S/A ........... 50,866 109,408
Hapvida Participacoes e Investimentos
SA
(a) (b) (c)
.................. 335,521 140,086
Lojas Renner SA .............. 44,185 103,430
Rede D'Or Sao Luiz SA
(b) (c)
....... 23,043 110,601
Rumo SA ................... 20,502 64,305
Sendas Distribuidora SA
(a)
........ 35,039 40,531
Vale SA .................... 4,190 38,788
Vale SA , ADR ................ 6,324 58,750
XP, Inc. , Class A .............. 8,880 121,212
1,056,351
Canada — 0.8%
MAG Silver Corp.
(a)
............ 4,819 76,140
Egypt — 0.2%
Commercial International Bank Egypt
SAE .................... 15,156 22,992
Germany — 1.7%
Puma SE ................... 5,306 166,504
Hungary — 1.5%
OTP Bank Nyrt. ............... 2,314 143,166
India — 19.5%
Axis Bank Ltd. , GDR
(c)
.......... 881 49,762
Bharti Airtel Ltd. ............... 5,996 112,152
Godrej Properties Ltd.
(a)
......... 4,341 115,977
HDFC Life Insurance Co. Ltd.
(b) (c)
... 22,704 166,733
ICICI Bank Ltd. ............... 13,001 187,092
ICICI Bank Ltd. , ADR ........... 2,742 78,613
Infosys Ltd. .................. 595 12,947
Infosys Ltd. , ADR .............. 5,648 123,973
ITC Hotels Ltd.
(a)
.............. 517 973
JSW Energy Ltd. .............. 1,477 8,636
KEC International Ltd. .......... 13,420 129,756
Macrotech Developers Ltd.
(b) (c)
..... 6,978 96,599
Mahindra & Mahindra Ltd. ........ 5,825 200,195
Mahindra & Mahindra Ltd. , GDR
(c)
... 1,847 63,537
NTPC Ltd. .................. 60,712 226,113
REC Ltd. ................... 37,205 191,951
Zomato Ltd.
(a)
................ 63,458 160,722
1,925,731
Indonesia — 2.8%
Astra International Tbk. PT ....... 202,700 59,560
Bank Central Asia Tbk. PT ........ 150,100 86,710
Bank Rakyat Indonesia Persero Tbk.
PT ..................... 364,000 93,995
Telkom Indonesia Persero Tbk. PT .. 216,400 34,851
275,116
Italy — 1.1%
Wizz Air Holdings plc
(a) (b) (c)
........ 7,025 111,116
Kazakhstan — 1.3%
Kaspi.KZ JSC , ADR
(c)
........... 1,320 125,532
Malaysia — 2.9%
CIMB Group Holdings Bhd. ....... 68,300 122,608
Hartalega Holdings Bhd. ......... 56,000 41,472
Security
Shares
Shares Value
Malaysia (continued)
Malayan Banking Bhd. .......... 51,900 $ 120,322
284,402
Mexico — 4.0%
Becle SAB de CV ............. 40,450 35,995
Fibra Uno Administracion SA de CV . 28,941 30,042
Fomento Economico Mexicano SAB de
CV ..................... 3,207 27,286
Fomento Economico Mexicano SAB de
CV , ADR ................. 336 28,668
Grupo Aeroportuario del Centro Norte
SAB de CV ................ 9,018 85,149
Grupo Financiero Banorte SAB de CV ,
Class O .................. 16,379 113,693
Wal-Mart de Mexico SAB de CV .... 26,132 68,073
388,906
Philippines — 1.7%
Ayala Land, Inc. ............... 104,300 39,685
BDO Unibank, Inc. ............. 21,840 51,482
Bloomberry Resorts Corp.
(a)
....... 138,000 8,109
Jollibee Foods Corp. ........... 6,250 23,770
Metropolitan Bank & Trust Co. ..... 38,390 45,512
168,558
Poland — 3.5%
Allegro.eu SA
(a) (b) (c)
............. 7,045 51,701
InPost SA
(a)
.................. 4,055 66,338
LPP SA .................... 36 145,254
Powszechny Zaklad Ubezpieczen SA 7,007 85,917
349,210
Portugal — 0.7%
Jeronimo Martins SGPS SA ....... 3,457 68,319
Saudi Arabia — 1.5%
Al Rajhi Bank ................ 3,873 102,147
Saudi National Bank (The) ........ 5,383 49,032
151,179
South Korea — 8.8%
Coupang, Inc. , Class A
(a)
......... 4,403 103,515
Hansol Chemical Co. Ltd. ........ 517 32,737
Kia Corp. ................... 572 39,913
Kumho Petrochemical Co. Ltd.
(a)
.... 793 57,377
Samsung Electronics Co. Ltd. ..... 7,544 269,424
Samsung Electronics Co. Ltd. , GDR
(b) (c)
36 32,183
Samsung SDI Co. Ltd. .......... 210 31,819
SK Hynix, Inc. ................ 2,266 305,071
872,039
Taiwan — 21.6%
eMemory Technology, Inc. ........ 2,000 197,399
Giant Manufacturing Co. Ltd. ...... 4,000 17,682
Lotes Co. Ltd. ................ 1,000 56,343
MediaTek, Inc. ................ 4,000 173,228
Phison Electronics Corp. ......... 3,000 42,688
President Chain Store Corp. ...... 9,000 71,019
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 47,000 1,568,536
2,126,895
Thailand — 1.0%
Airports of Thailand PCL , NVDR .... 15,800 25,820
Land & Houses PCL , NVDR ...... 152,100 20,713
Siam Cement PCL (The) , NVDR .... 4,100 18,670
Thai Beverage PCL ............ 88,300 34,714
99,917

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Emerging Markets ex-China Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Turkey — 4.3%
Akbank TAS ................. 88,063 $ 159,161
Eldorado Gold Corp.
(a)
.......... 8,378 127,681
Yapi ve Kredi Bankasi A/S ........ 155,995 133,480
420,322
United Arab Emirates — 2.5%
Americana Restaurants International
plc ..................... 71,509 46,685
Emaar Properties PJSC ......... 53,548 196,538
243,223
United States — 2.7%
Cognizant Technology Solutions Corp. ,
Class A .................. 1,839 151,920
EPAM Systems, Inc.
(a)
........... 447 113,520
265,440
Total Common Stocks — 94.8%
(Cost: $ 8,656,551 ) .............................. 9,341,058
Investment Companies
iShares MSCI Philippines ETF
(d)
.... 1,295 30,200
Total Investment Companies — 0.3%
(Cost: $ 32,285 ) ................................ 30,200
Preferred Securities
Preferred Stocks — 1.0%
Brazil — 0.3%
Alpargatas SA (Preference)
(a)
...... 30,139 31,923
South Korea — 0.7%
Samsung Electronics Co. Ltd.
(Preference) ............... 2,231 65,481
Total Preferred Securities — 1.0%
(Cost: $ 126,047 ) ................................ 97,404
Total Long-Term Investments — 96 .1%
(Cost: $ 8,814,883 ) .............................. 9,468,662
Short-Term Securities
Money Market Funds — 3.7%
(d)(e)
BlackRock Cash Funds: Institutional, SL
Agency Shares , 4.54% ........ 64,239 64,271
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 4.26% ...... 304,328 304,328
Total Short-Term Securities — 3 .7%
(Cost: $ 368,599 ) ................................ 368,599
Total Investments — 99.8%
(Cost: $ 9,183,482 ) .............................. 9,837,261
Other Assets Less Liabilities — 0.2% ................... 23,206
Net Assets — 100.0% .............................. $ 9,860,467
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Emerging Markets ex-China Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
Shares
Held at
01/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 64,248
(a)
$ — $ 23 $ — $ 64,271 64,239 $ — $ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 1,946,371 — (1,642,043)
(a)
— — 304,328 304,328 76,669 —
iShares MSCI India ETF
(b)
... — 557,504 (555,857) (1,647) — — — — —
iShares MSCI Philippines ETF — 185,072 (157,176) 4,389 (2,085) 30,200 1,295 2,659 —
$ 2,765 $ (2,085) $ 398,799 $ 79,328 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Emerging Markets ex-China Fund

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
Derivative Financial Instruments Outstanding as of Period End
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Goldman Sachs
Bank USA
(b)
08/19/26 $ 22,750 $ (2,098)
(c)
$ 21,633 0 .2%
Monthly HSBC Bank plc
(d)
02/10/28 158,004 16,490
(e)
174,925 1 .6
Monthly
JPMorgan Chase
Bank NA
(f)
02/01/26 101,277 3,367
(g)
104,911 1 .0
$ 17,759 $ 301,469
(b) (d) (f)
Range: 40 basis points 0-119 basis points 40-95 basis points
Benchmarks: USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)
USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(b) Goldman Sachs USA
(c)
Amount includes $(981) of net dividends and financing fees.
(d) HSBC
(e)
Amount includes $(431) of net dividends and financing fees.
(f) JPMChase
(g)
Amount includes $(267) of net dividends and financing fees.
The following table represents the individual long positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA, as of period end, termination date August 19, 2026:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
India
Axis Bank Ltd. , GDR ...... 383 $ 21,633 100 .0%
Net Value of Reference Entity — Goldman Sachs
Bank USA ...........................
$ 21,633
The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 10, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
France
Teleperformance SE ...... 1,314 123,045 70 .3
Shares Value
% of Basket
Value
United Arab Emirates
Americana Restaurants
International plc - Foreign
Co. ................ 79,467 $ 51,880 29 .7%
Total Reference Entity — Long ............ 174,925
Net Value of Reference Entity — HSBC Bank plc
$ 174,925
The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date February 1, 2026:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
India
ICICI Bank Ltd. , ADR ...... 557 15,969 15 .2
Vietnam
FPT Corp. ............. 14,600 88,942 84 .8
Total Reference Entity — Long ............ 104,911
Net Value of Reference Entity — JPMorgan
Chase Bank NA .......................
$ 104,911

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Emerging Markets ex-China Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil ............................................... $ 1,056,351 $ — $ — $ 1,056,351
Canada ............................................. 76,140 — — 76,140
Egypt ............................................... 22,992 — — 22,992
Germany ............................................ — 166,504 — 166,504
Hungary ............................................. — 143,166 — 143,166
India ............................................... 267,096 1,658,635 — 1,925,731
Indonesia ............................................ — 275,116 — 275,116
Italy ................................................ — 111,116 — 111,116
Kazakhstan ........................................... 125,532 — — 125,532
Malaysia ............................................. — 284,402 — 284,402
Mexico .............................................. 388,906 — — 388,906
Philippines ........................................... 83,361 85,197 — 168,558
Poland .............................................. — 349,210 — 349,210
Portugal ............................................. 68,319 — — 68,319
Saudi Arabia .......................................... — 151,179 — 151,179
South Korea .......................................... 103,515 768,524 — 872,039
Taiwan .............................................. — 2,126,895 — 2,126,895
Thailand ............................................. — 99,917 — 99,917
Turkey .............................................. 127,681 292,641 — 420,322
United Arab Emirates .................................... — 243,223 — 243,223
United States .......................................... 265,440 — — 265,440
Investment Companies .................................... 30,200 — — 30,200
Preferred Securities
Brazil ............................................... 31,923 — — 31,923
South Korea .......................................... — 65,481 — 65,481
Short-Term Securities
Money Market Funds ...................................... 368,599 — — 368,599
$ 3,016,055 $ 6,821,206 $ — $ 9,837,261
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ — $ 19,857 $ — $ 19,857
Liabilities
Equity contracts ........................................... — (2,098) — (2,098)
$ — $ 17,759 $ — $ 17,759
(a)
Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited) (continued)
January 31, 2025
BlackRock Emerging Markets ex-China Fund

Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
ETF Exchange-Traded Fund
GDR Global Depositary Receipts
JSC Joint Stock Company
MSCI Morgan Stanley Capital International
NVDR Non-Voting Depository Receipts
OTC Over-the-counter
PCL Public Company Limited
PJSC Public Joint Stock Company